INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate	The reasons for the difference and the related tax effects are as follows:

	2023	2022

Earnings before income taxes	$564,183	$566,428
Applicable statutory tax rate	26.5%	26.5%
Income taxes at applicable statutory rate	149,508	150,103

Increase (decrease) in income taxes resulting from:
Effect of different tax rates and additional income taxes in other jurisdictions	(141,387)	(132,436)
Income tax and other adjustments related to prior taxation years	(2,824)	321
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	—	(9,938)
Non-recognition of tax benefits related to tax losses and temporary differences	24,798	13,151
Effect of non-deductible expenses and other	508	3,687
Total income tax expense	$30,603	$24,888
Average effective tax rate	5.4%	4.4%

Major components of tax expense (income)
The details of income tax expense are as follows:

	2023	2022

Current income taxes, includes a recovery of $2,848 (2022 - $1,283) relating to prior taxation years	$20,456	$25,039

Deferred income taxes:
Origination and reversal of temporary differences	(14,645)	(4,968)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	—	(9,938)
Non-recognition of tax benefits related to tax losses and temporary differences	24,768	13,151
Adjustments relating to prior taxation years	24	1,604
	10,147	(151)
Total income tax expense	$30,603	$24,888

Disclosure of temporary difference, unused tax losses and unused tax credits
Significant components of the Company’s deferred income tax assets and liabilities relate to the following temporary differences and unused tax losses:

	December 31, 2023	January 1, 2023

Deferred income tax assets:
Non-capital losses	$119,187	$111,792
Non-deductible reserves and accruals	15,233	14,837
Property, plant and equipment	17,470	16,063
Lease liability	16,448	14,800
Intangible assets	6,737	3,427
Other items	10,202	10,189
	185,277	171,108
Unrecognized deferred income tax assets	(130,425)	(105,658)
Deferred income tax assets	$54,852	$65,450

Deferred income tax liabilities:
Right-of-use assets	$(12,312)	$(11,102)
Property, plant and equipment	(36,687)	(38,348)
Deferred income tax liabilities	$(48,999)	$(49,450)
Deferred income taxes	$5,853	$16,000

The details of changes to deferred income tax assets and liabilities were as follows:

	2023	2022

Balance, beginning of fiscal year, net	$16,000	$17,726

Recognized in the statements of earnings:
Non-capital losses	7,394	10,133
Non-deductible reserves and accruals	396	(11,218)
Property, plant and equipment	3,069	773
Right of use assets and lease liability	438	24
Intangible assets	3,310	888
Other	14	2,459
Unrecognized deferred income tax assets	(24,768)	(2,908)
	(10,147)	151

Business acquisitions	—	(1,754)
Other	—	(123)
Balance, end of fiscal year, net	$5,853	$16,000

Deferred income tax assets and liabilities are presented in the statement of financial position as follows:

	December 31, 2023	January 1, 2023

Deferred income tax assets	$23,971	$16,000
Deferred income tax liabilities	18,118	—
Deferred income taxes	$5,853	$16,000
19. INCOME TAXES (continued):